NOTES PAYABLE AND OTHER DEBT (Footnotes to the Table) (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 10, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 08, 2016	Sep. 29, 2016	Sep. 28, 2016	Mar. 24, 2016	Jul. 31, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Offered to repurchase debt, amount						$ 7,700,000
Principal amount of the debt instrument											$ 6,400,000
Restricted cash released									$ 3,900,000
Outstanding amount				$ 0
Notes payable				0	$ 958,000
Total indebtedness		$ 71,833,000		79,970,000
Fixed interest rate (as a percent)											18.00%
Deferred financing costs				$ 2,196,000	2,712,000
Convertible Notes
Debt Instrument [Line Items]
Stock redeemed or called during period, value	$ 6,700,000
Fixed interest rate (as a percent)						10.00%
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Annual renewal fee for the USDA guarantee (as a percent)		0.25%		0.25%
Prepayment penalties, annual decline capped (as a percent)		1.00%		1.00%
Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness				$ 5,639,000	51,128,000
Convertible debt
Debt Instrument [Line Items]
Total indebtedness				9,200,000	9,200,000
Fixed interest rate (as a percent)										14.00%
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Total indebtedness				34,473,000	25,469,000
Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness				$ 22,518,000	26,463,000
Contemporary Healthcare Capital Loan Agreement [Member] | Tulsa Companion Care PSA
Debt Instrument [Line Items]
Proceeds from issuance of debt					5,000,000
Fixed interest rate (as a percent)				8.50%
Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		0.08%
Prepayment penalties percentage		4.00%		4.00%
Minimum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured		70.00%		70.00%
Minimum | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)				0.00%
Minimum | Convertible debt
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		0.25%		0.08%
Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		0.53%
Prepayment penalties percentage		6.00%		6.00%
Maximum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured		80.00%		80.00%
Maximum | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)				0.86%
Maximum | Convertible debt
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		1.92%		1.92%
Midland State Bank | Georgetown Health | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Principal amount of the debt instrument							$ 3,700,000
Total indebtedness		$ 3,704,000		$ 3,723,000	0
Fixed interest rate (as a percent)		2.98%		2.98%			2.98%
Midland State Bank | Sumter Valley | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Refinanced, amount			$ 5,900,000
Fixed interest rate (in percentage)			4.71%
Total indebtedness				$ 5,869,000	0
Fixed interest rate (as a percent)				3.70%
Private Bank | Georgetown Health | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Principal amount of the debt instrument								$ 3,100,000
Private Bank | Sumter Valley | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness				$ 0	$ 5,123,000
Subsequent Event | Convertible Notes
Debt Instrument [Line Items]
Stock redeemed or called during period, value	$ 6,700,000
Current Portion of Convertible Debt, Net
Debt Instrument [Line Items]
Deferred financing costs				$ 100,000